Non-controlling Interests - Summary of Losses Allocated to NCI in Consolidated Statements of Operations, Per Subsidiary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests	$ (1,044)	$ (42,530)	$ (10,305)
Prometic Bioproduction Inc.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests		(927)	(4,750)
Pathogen Removal and Diagnostic Technologies Inc.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests	(713)	(641)	(778)
NantPro Biosciences, LLC
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests	$ (331)	$ (40,962)	$ (4,777)